Segment Reporting (Details) - Schedule of Operating Segments Gross Margins - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Wholesale [Member]
Schedule of Operating Segments Gross Margins [Line Items]
Sales to external customers	$ 79,092,342	$ 51,818,166	$ 991,929
Segment revenue	79,092,342	51,818,166	991,929
Segment gross margins	704,391	541,889	96,578
Reconciling items
Loss before tax
Income tax income/(expense)
Loss for the continuing business
Discontinued operation
Loss for the year
Retail [Member]
Schedule of Operating Segments Gross Margins [Line Items]
Sales to external customers	782,302
Segment revenue	782,302
Segment gross margins	760,028
Reconciling items
Loss before tax
Income tax income/(expense)
Loss for the continuing business
Discontinued operation
Loss for the year
Subcontracting [Member]
Schedule of Operating Segments Gross Margins [Line Items]
Sales to external customers	83	2,222,782	343,445
Segment revenue	83	2,222,782	343,445
Segment gross margins	64	305,822	69,988
Reconciling items
Loss before tax
Income tax income/(expense)
Loss for the continuing business
Discontinued operation
Loss for the year
Travel service [Member]
Schedule of Operating Segments Gross Margins [Line Items]
Sales to external customers	79,874,727	54,040,948	1,335,374
Segment revenue	79,874,727	54,040,948	1,335,374
Segment gross margins	1,464,483	847,711	166,566
Reconciling items	(56,847,143)	(8,194,585)	(1,161,859)
Loss before tax	(55,382,660)	(7,346,874)	(995,293)
Income tax income/(expense)	(621)	(5,495)
Loss for the continuing business	(55,383,281)	(7,352,369)	(995,293)
Discontinued operation	(18,109,150)	(29,863,116)	(4,672,124)
Loss for the year	$ (73,492,431)	$ (37,215,483)	$ (5,667,417)